Deferred Tax Liabilities - Additional Information (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	$ 242,913,577	$ (79,556,400)	$ (33,148,500)
HK [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Estimated tax losses	$ 550,615	$ 1,010,061